Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options

A summary of the share options activities for the year ended December 31, 2024 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2024	30,450,028	0.30	6.70	177,455,134
Granted	2,300,000	0.22
Exercised	(2,859,579)	0.31
Forfeited	(81,125)	0.68
Outstanding as of December 31, 2024	29,809,324	0.29	5.25	112,256,569
Vested and expect to vest as of December 31, 2024	29,809,324	0.29	5.25	112,256,569
Exercisable as of December 31, 2024	23,299,823	0.29	5.22	87,862,456

Summary of Stock Option Pricing Model Assumption

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2022	2023	2024
Risk-free rate of return (per annum)	2.94%-4.12%	3.93%-4.49%	3.99%-4.59%
Volatility	60.21%-62.51%	60.42%-62.36%	61.73%-62.50%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	2.62-3.51	4.26-5.91	4.15-4.16
Expected term	10	10	10

Summary of Recognized Share-Based Compensation Expenses

Total recognized share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024, were allocated to following expense items:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Cost of revenues	4,798,901	4,061,122	7,220,748
Selling and marketing expenses	5,774,985	3,210,434	1,822,939
General and administrative expenses	14,752,580	9,539,356	5,005,853
Technology and product development expenses	1,364,504	1,118,930	642,197
Total share-based compensation expenses	26,690,970	17,929,842	14,691,737